Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
SA Multi-Managed Large Cap Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Multi-Managed Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies selected through a growth strategy. Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 31, 2024, the market capitalization range of the companies in the Russell 1000® Index was between approximately $347 million and $3.09 trillion.The Portfolio may also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%) and foreign securities, including emerging market securities. The Portfolio may invest up to 10% of its total assets in fixed income securities, such as government, corporate and bank debt obligations.The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio. The Portfolio may at times invest significantly in certain sectors, such as the information technology sector.The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica which invests in all or substantially all of the stocks included in the S&P 500®Growth Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the S&P 500® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.Effective May 1, 2019, Morgan Stanley Investment Management Inc. (“MSIM”) assumed management of a portion of the Portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the S&P 500® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202033.69%Lowest QuarterlyReturn:June 30, 2022-25.81%Year to Date MostRecent Quarter:June 30, 202413.49%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
SA Multi-Managed Large Cap Growth Portfolio | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk may be increased because the effect of each security on the Portfolio’s performance is greater.
SA Multi-Managed Large Cap Growth Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the assets of the Portfolio goes down, you could lose money.
SA Multi-Managed Large Cap Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
SA Multi-Managed Large Cap Growth Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
SA Multi-Managed Large Cap Growth Portfolio | Large Cap Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
SA Multi-Managed Large Cap Growth Portfolio | Growth Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
SA Multi-Managed Large Cap Growth Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
SA Multi-Managed Large Cap Growth Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
SA Multi-Managed Large Cap Growth Portfolio | Failure to Match Index Performance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
SA Multi-Managed Large Cap Growth Portfolio | Index Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
SA Multi-Managed Large Cap Growth Portfolio | Mid Cap Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
SA Multi-Managed Large Cap Growth Portfolio | Affiliated Fund Rebalancing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
SA Multi-Managed Large Cap Growth Portfolio | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
SA Multi-Managed Large Cap Growth Portfolio | Technology Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Company Risk. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, the Portfolio’s returns may be considerably more volatile than those of a fund that does not invest in technology companies.
SA Multi-Managed Large Cap Growth Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
SA Multi-Managed Large Cap Growth Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatoryor economic developments in the United States or abroad;changes in investor psychology; heavy institutional selling;military confrontations, war, terrorism, sanctions and other armed conflicts; disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rates and price fluctuations; and other conditions or events. In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
SA Multi-Managed Large Cap Growth Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
SA Multi-Managed Large Cap Growth Portfolio | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
SA Multi-Managed Large Cap Growth Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.78%	[1]
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	465
10 Years	rr_ExpenseExampleYear10	$ 1,043
2014	rr_AnnualReturn2014	13.63%
2015	rr_AnnualReturn2015	4.57%
2016	rr_AnnualReturn2016	3.15%
2017	rr_AnnualReturn2017	27.65%
2018	rr_AnnualReturn2018	(1.74%)
2019	rr_AnnualReturn2019	30.54%
2020	rr_AnnualReturn2020	48.83%
2021	rr_AnnualReturn2021	16.51%
2022	rr_AnnualReturn2022	(37.85%)
2023	rr_AnnualReturn2023	37.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
1 Year	rr_AverageAnnualReturnYear01	37.20%
5 Years	rr_AverageAnnualReturnYear05	14.06%
10 Years	rr_AverageAnnualReturnYear10	11.49%
SA Multi-Managed Large Cap Growth Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.93%	[1]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	546
10 Years	rr_ExpenseExampleYear10	$ 1,218
1 Year	rr_AverageAnnualReturnYear01	37.12%
5 Years	rr_AverageAnnualReturnYear05	13.89%
10 Years	rr_AverageAnnualReturnYear10	11.33%
SA Multi-Managed Large Cap Growth Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.10%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	$ 1,334
1 Year	rr_AverageAnnualReturnYear01	37.01%
5 Years	rr_AverageAnnualReturnYear05	13.78%
10 Years	rr_AverageAnnualReturnYear10	11.22%
SA Multi-Managed Large Cap Growth Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
SA Multi-Managed Large Cap Growth Portfolio | S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.03%
5 Years	rr_AverageAnnualReturnYear05	16.23%
10 Years	rr_AverageAnnualReturnYear10	13.35%

[1]	Pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (”SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.73% on the first $250 million, 0.67% on the next $250 million, and 0.58% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2025 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.